Warrants - Narrative (Details) £ / shares in Units, £ in Thousands	Jun. 30, 2020 GBP (£) £ / shares shares	Dec. 31, 2019 GBP (£) £ / shares shares	Jun. 30, 2019 GBP (£)	Dec. 31, 2018 GBP (£)	Jul. 29, 2016 USD ($) instrument £ / shares shares
Disclosure of classes of share capital [line items]
Number of units issued (in shares)					31,115,926
Placing price (in pounds per unit) | £ / shares					£ 1.4365
Number of ordinary shares (in shares) | $					1
Number warrants (in warrants) | instrument					1
Number of shares subscribed (in shares)	0.4
Fair value warrant | £	£ 711	£ 895	£ 769	£ 2,492
Warrants
Disclosure of classes of share capital [line items]
Exercise price (pounds per share)	1.7238%
Exercise price (pounds per share) | £ / shares	£ 1.7238	£ 1.7238
Number of shares subscribed from warrant maximum (in shares)	12,401,262	12,401,262